Cover Cover	Jan. 19, 2023
Entity Information [Line Items]
Entity Central Index Key	0000092230
Entity Address, Address Line Two	214 North Tryon Street
Entity Address, City or Town	Charlotte,
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28202
Entity Address, Address Line One	NC
Document Type	8-K
Document Period End Date	Jan. 19, 2023
Entity Registrant Name	Truist Financial Corporation
Entity File Number	1-10853
Entity Tax Identification Number	56-0939887
City Area Code	336
Local Phone Number	733-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Entity Emerging Growth Company	false
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $5 par value
Trading Symbol	TFC
Security Exchange Name	NYSE
Series I Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares each representing 1/4,000th interest in a share of Series I Perpetual Preferred Stock
Trading Symbol	TFC.PI
Security Exchange Name	NYSE
Series J Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	5.853% Fixed-to-Floating Rate Normal Preferred Purchase Securities each representing 1/100th interest in a share of Series J Perpetual Preferred Stock
Trading Symbol	TFC.PJ
Security Exchange Name	NYSE
Series O Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares each representing 1/1,000th interest in a share of Series O Non-Cumulative Perpetual Preferred Stock
Trading Symbol	TFC.PO
Security Exchange Name	NYSE
Series R Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares each representing 1/1,000th interest in a share of Series R Non-Cumulative Perpetual Preferred Stock
Trading Symbol	TFC.PR
Security Exchange Name	NYSE